Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Lease Liabilities
A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2019 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2019
Payments:
2020	16,956	13,406	30,362
2021	3,315	2,585	5,900
Total payments	20,271	15,991	36,262
Less: imputed interest	(711)
Carrying value of operating lease liabilities	19,560

Finance Lease Obligations
Obligations Related to Finance Leases

	As at	As at
	December 31, 2019	December 31, 2018
	$	$
Total obligations related to finance leases	414,788	375,289
Less: current portion	(25,357)	(20,896)
Long-term obligations related to finance leases	389,431	354,393

Schedule of Future Minimum Lease Payments for Capital Leases
As at December 31, 2019, the total remaining commitments under the 16 finance leases for Suezmax, Aframax and LR2 product tankers were approximately $601.7 million (December 31, 2018 - $557.1 million), including imputed interest of $186.9 million (December 31, 2018 - $181.8 million), repayable from 2020 through 2030, as indicated below:

Commitments
December 31, 2019
Year	$
2020	56,364
2021	56,202
2022	56,193
2023	56,184
2024	56,328
Thereafter	320,388